RESTRUCTURING AND ACQUISITION-RELATED COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Restructuring and related costs and disclosure of transactions recognized separately from acquisition
Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2017	2016

Employee termination and benefit costs	$3,958	$5,006
Exit, relocation and other costs	13,805	7,898
Loss on disposal of property, plant and equipment related to exit activities	930	1,119
Loss on disposal or transfer of assets held for sale	—	597
Remeasurement of contingent consideration in connection with a business acquisition	—	(6,176)
Acquisition-related transaction costs	4,201	3,302
	$22,894	$11,746